MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2021
MARKETABLE SECURITIES

5.	MARKETABLE SECURITIES

			Average rate (2)
	WAM (1)	Currency		12.31.21	12.31.20
Fair value through other comprehensive income
Stocks (3)	-	USD / HKD	-	13,338	42,029
Fair value through profit and loss
Financial treasury bills	2.79	R$	9.15%	324,771	312,515
Investment funds - FIDC BRF	1.96	R$	-	15,438	15,044
Other	0.55	R$ / ARS	-	22,084	1,643
				362,293	329,202
Amortized cost
Sovereign bonds and other (4)	1.33	AOA	3.99%	418,637	287,504
				794,268	658,735
Current				346,855	314,158
Non-current (5)				447,413	344,577

(1)	Weighted average maturity in years.
(2)	Weighted average annual rate.
(3)	It’s comprised of Aleph Farms Ltd. stocks on December 31, 2021 and Cofco Meats stocks on December 31, 2020.
(4)	It’s comprised of private securities and sovereign securities of the Angola Government and are presented net of expected credit losses in the amount of R$18,630 (R$9,894 on December 31, 2020).
(5)	Maturity until December of 2023.

On December 31, 2021, the amount of R$232,821 (R$366,671 on December 31, 2020) classified as cash and cash equivalents and marketable securities were pledged as guarantee, with no use restrictions, for future contracts traded on B3.